Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 1,384	$ 2,835
Decrease in other comprehensive income (loss)	(155,000)	(183,986)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	3,598	3,604
Decrease in other comprehensive income (loss)	(190,539)	(179,780)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	692	622
Decrease in other comprehensive income (loss)	(29,436)	(31,700)
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	466	883
Decrease in other comprehensive income (loss)	$ (7,005)	$ (8,577)